Equity Incentive Plans - Schedule of Employee Service Share Based Compensation Allocation of Recognized Period Costs (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 6,637	$ 11,352	$ 4,382
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	4,401	7,078	2,053
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Expense	$ 2,236	$ 4,274	$ 2,329